RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Summary of impact of the restatement on the financial statements

	As Previously
	Reported	Adjustment	As Restated
Balance Sheet as of July 7, 2020
Class A common stock subject to possible redemption	$244,996,570	$31,003,430	$276,000,000
Class A common stock	$310	$(310)	$—
Additional paid-in capital	$5,671,903	$(5,671,903)	$—
Accumulated deficit	$(672,901)	$(25,331,217)	$(26,004,118)
Total stockholders’ equity (deficit)	$5,000,002	$(31,003,430)	$(26,003,428)
Number of shares subject to redemption	24,499,657	3,100,343	27,600,000

Balance Sheet as of September 30, 2020
Class A common stock subject to possible redemption	$245,554,779	$30,532,860	$276,087,639
Class A common stock	$305	$(305)	$—
Additional paid-in capital	$5,113,699	$(5,113,699)	$—
Accumulated deficit	$(114,691)	$(25,418,856)	$(25,533,547)
Total stockholders’ equity (deficit)	$5,000,003	$(30,532,860)	$(25,532,857)
Number of shares subject to redemption	24,547,683	3,052,317	27,600,000

Balance Sheet as of December 31, 2020
Class A common stock subject to possible redemption	$230,374,604	$45,658,843	$276,033,447
Class A common stock	$457	$(457)	$—
Additional paid-in capital	$20,293,722	$(20,293,722)	$—
Accumulated deficit	$(15,294,860)	$(25,364,664)	$(40,659,524)
Total stockholders’ equity (deficit)	$5,000,009	$(45,658,843)	$(40,658,834)
Number of shares subject to redemption	23,034,669	4,565,331	27,600,000

Balance Sheet as of March 31, 2021
Class A common stock subject to possible redemption	$245,061,587	$31,026,725	$276,088,312
Class A common stock	$311	$(311)	$—
Additional paid-in capital	$5,606,885	$(5,606,885)	$—
Accumulated deficit	$(607,876)	$(25,419,529)	$(26,027,405)
Total stockholders’ equity (deficit)	$5,000,010	$(31,026,725)	$(26,026,715)
Number of shares subject to redemption	24,493,884	3,106,116	27,600,000

Balance Sheet as of June 30, 2021
Class A common stock subject to possible redemption	$240,972,620	$35,073,977	$276,046,597
Class A common stock	$352	$(352)	$—
Additional paid-in capital	$9,695,811	$(9,695,811)	$—
Accumulated deficit	$(4,696,850)	$(25,377,814)	$(30,074,664)
Total stockholders’ equity (deficit)	$5,000,003	$(35,073,977)	$(30,073,974)
Number of shares subject to redemption	24,084,470	3,515,530	27,600,000

Statement of Operations for the Period from February 14, 2020 (Inception) Through September 30, 2020
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	24,499,657	(24,499,657)	—
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	7,559,767	(7,559,767)	—
Basic and diluted net loss per share, Non-redeemable common stock	$(0.02)	$0.02	$—
Weighted average shares outstanding of Class A common stock	—	10,761,468	10,761,468
Basic and diluted net loss per share, Class A common stock	$—	$(0.01)	$(0.01)
Weighted average shares outstanding of Class B common stock	—	6,350,917	6,350,917
Basic and diluted net loss per share, Class B common stock	$—	$(0.01)	$(0.01)

Statement of Operations for the Period from February 14, 2020 (Inception) Through December 31, 2020
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	24,524,620	(24,524,620)	—
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	8,269,814	(8,269,814)	—
Basic and diluted net loss per share, Non-redeemable common stock	$(1.85)	$1.85	$—
Weighted average shares outstanding of Class A common stock	—	15,758,710	15,758,710
Basic and diluted net loss per share, Class A common stock	$—	$(0.69)	$(0.69)
Weighted average shares outstanding of Class B common stock	—	6,513,871	6,513,871
Basic and diluted net loss per share, Class B common stock	$—	$(0.69)	$(0.69)

Statement of Operations for the Three Months Ended March 31, 2021
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	23,034,669	(23,034,669)	—
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	11,465,331	(11,465,331)	—
Basic and diluted net income per share, Non-redeemable common stock	$1.28	$(1.28)	$—
Weighted average shares outstanding of Class A common stock	—	27,600,000	27,600,000
Basic and diluted net income per share, Class A common stock	$—	$0.43	$0.43
Weighted average shares outstanding of Class B common stock	—	6,900,000	6,900,000
Basic and diluted net income per share, Class B common stock	$—	$0.43	$0.43

	As Previously
	Reported	Adjustment	As Restated
Statement of Operations for the Three Months Ended June 30, 2021
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	24,493,884	(24,493,884)	—
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	10,006,116	(10,006,116)	—
Basic and diluted net loss per share, Non-redeemable common stock	$(0.41)	$0.41	$—
Weighted average shares outstanding of Class A common stock	—	27,600,000	27,600,000
Basic and diluted net loss per share, Class A common stock	$—	$—	$—
Weighted average shares outstanding of Class B common stock	—	6,900,000	6,900,000
Basic and diluted net loss per share, Class B common stock	$—	$(0.59)	$(0.59)

Statement of Operations for the Six Months Ended June 30, 2021
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	23,768,307	(23,768,307)	—
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	10,731,693	(10,731,693)	—
Basic and diluted net income per share, Non-redeemable common stock	$0.99	$(0.99)	$—
Weighted average shares outstanding of Class A common stock	—	27,600,000	27,600,000
Basic and diluted net income per share, Class A common stock	$—	$0.31	$0.31
Weighted average shares outstanding of Class B common stock	—	6,900,000	6,900,000
Basic and diluted net income per share, Class B common stock	$—	$0.31	$0.31

Statement of Changes in Shareholders’ Equity (Deficit) for the Period from February 14, 2020 (Inception) Through September 30, 2020
Sale of 27,600,000 Units, net of underwriting discounts	$249,366,073	$(249,366,073)	$—
Class A common stock subject to possible redemption	$(245,554,775)	$245,554,775	$—
Accretion for Class A ordinary share subject to redemption amount	$—	$(26,721,566)	$(26,721,566)
Total shareholders’ equity (deficit)	$5,000,003	$(30,532,860)	$(25,532,857)

Statement of Changes in Shareholders’ Equity (Deficit) for the Period from February 14, 2020 (Inception) Through December 31, 2020
Sale of 27,600,000 Units, net of underwriting discounts	$249,366,073	$(249,366,073)	$—
Class A common stock subject to possible redemption	$(230,374,604)	$230,374,604	$—
Accretion for Class A ordinary share subject to redemption amount	$—	$(26,721,566)	$(26,721,566)
Total shareholders’ equity (deficit)	$5,000,009	$(45,658,843)	$(40,658,834)

Statement of Changes in Shareholders’ Equity (Deficit) for the Three Months Ended March 31, 2021
Class A common stock subject to possible redemption	$(14,686,983)	$14,686,983	$—
Accretion for Class A ordinary share subject to redemption amount	$—	$(54,865)	$(54,865)
Total shareholders’ equity (deficit)	$5,000,010	$(31,026,725)	$(26,026,715)

Statement of Changes in Shareholders’ Equity (Deficit) for the Three Months Ended June 30, 2021
Class A common stock subject to possible redemption	$(4,088,967)	$4,088,967	$—
Accretion for Class A ordinary share subject to redemption amount	$—	$41,715	$41,715
Total shareholders’ equity (deficit)	$5,000,003	$(35,073,977)	$(30,073,974)

Statement of Cash Flows for the Period of February 14, 2020 through September 30, 2020 (unaudited)
Initial classification of Class A common stock subject to possible redemption	$244,996,570	$31,003,430	$276,000,000
Change in value of Class A common stock subject to possible redemption	$558,209	$(470,570)	$87,639

Statement of Cash Flows for the Period of February 14, 2020 through December 31, 2020 (unaudited)
Initial classification of Class A common stock subject to possible redemption	$244,996,570	$31,003,430	$276,000,000
Change in value of Class A common stock subject to possible redemption	$(14,621,966)	$14,655,413	$33,447

Statement of Cash Flows for the Three Months Ended March 31, 2021
Change in value of Class A common stock subject to possible redemption	$14,686,983	$(14,598,671)	$88,312

Statement of Cash Flows for the Six Months Ended June 30, 2021
Change in value of Class A common stock subject to possible redemption	$10,598,016	$(10,551,419)	$46,597

	As		As		As
	Previously	Adjustments	Restated	Adjustments	Restated
	Reported	(Amendment 1)	(Amendment 1)	(Amendment 2)	(Amendment 2)
Balance sheet as of July 7, 2020 (unaudited)
Warrant Liability	$—	$17,695,600	$17,695,600	$—	$17,695,600
Class A Common Stock Subject to Possible Redemption	262,692,170	(17,695,600)	244,996,570	31,003,430	276,000,000
Class A Common Stock	133	177	310	(310)	—
Additional Paid-in Capital	5,000,179	671,724	5,671,903	(5,671,903)	—
Accumulated Deficit	(1,000)	(671,901)	(672,901)	(25,331,217)	(26,004,118)

Balance sheet as of September 30, 2020 (unaudited)
Warrant Liability	$—	$17,081,700	$17,081,700	$—	$17,081,700
Class A Common Stock Subject to Possible Redemption	262,636,479	(17,081,700)	245,554,779	30,532,860	276,087,639
Class A Common Stock	134	171	305	(305)	—
Additional Paid-in Capital	5,055,869	57,830	5,113,699	(5,113,699)	—
Accumulated Deficit	(56,690)	(58,001)	(114,691)	(25,418,856)	(25,533,547)

Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$30,101,808	$30,101,808	$—	30,101,808
Class A Common Stock Subject to Possible Redemption	260,476,412	(30,101,808)	230,374,604	45,658,843	276,033,447
Common Stock	156	301	457	(457)	—
Additional Paid-in Capital	7,215,914	13,077,808	20,293,722	(20,293,722)	—
Accumulated Deficit	(2,216,751)	(13,078,109)	(15,294,860)	(25,364,664)	(40,659,524)

Statement of Operations for the Period from February 14, 2020 (inception) to September 30, 2020 (unaudited)
Change in fair value of warrant liability	$—	$613,900	$613,900	—	613,900
Transaction costs associated with Initial Public Offering	—	(671,901)	(671,901)	—	(671,901)
Net loss	(56,690)	(58,001)	(114,691)	—	(114,691)
Weighted average shares outstanding, Common stock subject to possible redemption	26,269,217	(1,769,560)	24,499,657	(24,499,657)	—
Basic and diluted net income per share, Common stock subject to possible redemption	0.00	—	0.00	—	—
Weighted average shares outstanding, Non-redeemable common stock	6,869,801	689,966	7,559,767	(7,559,767)	—
Basic and diluted net loss per share, Non-redeemable common stock	(0.02)	—	(0.02)	0.02	—
Weighted average shares outstanding of Class A common stock	—	—	—	10,761,468	10,761,468
Basic and diluted net loss per share, Class A common stock	—	—	—	(0.01)	(0.01)
Weighted average shares outstanding of Class B common stock	—	—	—	6,350,917	6,350,917
Basic and diluted net loss per share, Class B common stock	—	—	—	(0.01)	(0.01)

Statement of Operations for the Period from February 14, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$(12,406,208)	$(12,406,208)	—	(12,406,208)
Transaction costs associated with Initial Public Offering	—	(671,901)	(671,901)	—	(671,901)
Net loss	(2,216,751)	(13,078,109)	(15,294,860)	—	(15,294,860)
Weighted average shares outstanding, Common stock subject to possible redemption	26,261,989	(1,737,369)	24,524,620	(24,524,620)	—
Basic and diluted net income per share, Common stock subject to possible redemption	0.00	—	0.00	—	—
Weighted average shares outstanding, Common stock	7,273,705	1,010,362	8,269,814	(8,269,814)	—
Basic and diluted net loss per share, Common stock	(0.31)	(1.54)	(1.85)	1.85	—
Weighted average shares outstanding of Class A common stock	—	—	—	15,758,710	15,758,710
Basic and diluted net loss per share, Class A common stock	—	—	—	(0.69)	(0.69)
Weighted average shares outstanding of Class B common stock	—	—	—	6,513,871	6,513,871
Basic and diluted net loss per share, Class B common stock	—	—	—	(0.69)	(0.69)
Basic and diluted net loss per share, Class B common stock	—	—	—	(0.69)	(0.69)

Statement of Changes in Stockholders’ Equity (Deficit) for the Period from February 14, 2020 (inception) to September 30, 2020 (audited)
Sales of 27,600,000 Units, net of underwriting discounts	249,366,073	—	—	(249,366,073)	—
Class A common stock subject to possible redemption	(245,554,775)	—	—	245,554,775	—
Accretion for Class A common stock subject to redemption amount	—	—	—	(26,721,566)	(26,721,566)
Total stockholders’ equity (deficit)	5,000,003	—	—	(30,532,860)	(25,532,857)

Statement of Changes in Stockholders’ Equity (Deficit) for the Period from February 14, 2020 (inception) to December 31, 2020 (audited)
Sales of 27,600,000 Units, net of underwriting discounts	249,366,073	—	—	(249,366,073)	—
Class A common stock subject to possible redemption	(230,374,604)	—	—	(230,374,604)	—
Accretion for Class A common stock subject to redemption amount	—	—	—	(26,721,566)	(26,721,566)
Total stockholders’ equity (deficit)	5,000,009	—	—	(45,658,843)	(46,658,834)

Cash Flow Statement for the Period from February 14, 2020 (inception) to September 30, 2020 (unaudited)
Net loss	(56,690)	(58,001)	(114,691)	—	(114,691)
Change in fair value of warrant liability	$—	$(613,900)	$(613,900)	—	(613,900)
Transaction costs associated with Initial Public Offering	—	671,901	671,901	—	671,901
Initial classification of Class A common stock subject to possible redemption	262,692,170	(17,695,600)	244,996,570	31,003,430	276,000,000
Change in value of Class A common stock subject to possible redemption	(55,691)	613,900	558,209	(470,570)	87,639

Cash Flow Statement for the Period from February 14, 2020 (inception) to December 31, 2020 (audited)
Net loss	(2,216,751)	(13,078,109)	(15,294,860)	—	(15,294,860)
Change in fair value of warrant liability	$—	$(12,406,208)	$(12,406,208)	—	(12,406,208)
Transaction costs associated with Initial Public Offering	—	(671,901)	(671,901)	—	(671,901)
Initial classification of Class A common stock subject to possible redemption	262,692,170	(17,695,600)	244,996,570	31,003,430	276,000,000
Change in value of Class A common stock subject to possible redemption	(2,215,758)	(12,406,208)	(14,621,966)	14,655,413	33,447